ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Technology rights for licensed seeds	78,323	80,602
Distribution network	6,739	6,739
Others	4,763	4,976

	89,825	92,317
Accumulated amortization	(59,926)	(64,886)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	25,585	23,117

Amortization expenses for the years ended September 30, 2011, 2012 and 2013 were RMB8,870, RMB5,846 and RMB4,960, respectively.

No impairment provision has been charged for the years ended September 30, 2011, 2012 and 2013.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2014	4,127
2015	3,184
2016	2,721
2017	1,792
2018	1,520

Total	13,344

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights amortized over an average usage period of 5 years and charged to general and administrative expenses.